Financial Risk Management - Credit Risk (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial assets	$ 33,162.0	$ 23,817.4
Credit risk
Disclosure of financial assets [line items]
Financial assets	33,162.0	23,817.5
Amortized Cost | Credit risk
Disclosure of financial assets [line items]
Financial assets	17,561.5	13,401.8
Amortized Cost | Credit risk | AA and above
Disclosure of financial assets [line items]
Financial assets	694.2	2,651.6
Amortized Cost | Credit risk | AA-
Disclosure of financial assets [line items]
Financial assets	3,677.4	2,894.9
Amortized Cost | Credit risk | A+
Disclosure of financial assets [line items]
Financial assets	3,875.2	2,807.1
Amortized Cost | Credit risk | A
Disclosure of financial assets [line items]
Financial assets	859.5	196.9
Amortized Cost | Credit risk | A-
Disclosure of financial assets [line items]
Financial assets	1,488.8	802.3
Amortized Cost | Credit risk | BBB+
Disclosure of financial assets [line items]
Financial assets	265.5	12.6
Amortized Cost | Credit risk | Lower and unrated
Disclosure of financial assets [line items]
Financial assets	6,700.9	4,036.5
Investments
Disclosure of financial assets [line items]
Financial assets	28.5	24.0
Investments | Credit risk
Disclosure of financial assets [line items]
Financial assets	28.5	24.0
Investments | Amortized Cost | Credit risk
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Investments | Amortized Cost | Credit risk | AA and above
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Investments | Amortized Cost | Credit risk | AA-
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Investments | Amortized Cost | Credit risk | A+
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Investments | Amortized Cost | Credit risk | A
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Investments | Amortized Cost | Credit risk | A-
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Investments | Amortized Cost | Credit risk | BBB+
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Investments | Amortized Cost | Credit risk | Lower and unrated
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Treasury instruments
Disclosure of financial assets [line items]
Financial assets	541.5	655.8
Treasury instruments | Credit risk
Disclosure of financial assets [line items]
Financial assets	541.5	655.8
Treasury instruments | Amortized Cost | Credit risk
Disclosure of financial assets [line items]
Financial assets	533.2	626.1
Treasury instruments | Amortized Cost | Credit risk | AA and above
Disclosure of financial assets [line items]
Financial assets	84.1	35.5
Treasury instruments | Amortized Cost | Credit risk | AA-
Disclosure of financial assets [line items]
Financial assets	67.5	436.6
Treasury instruments | Amortized Cost | Credit risk | A+
Disclosure of financial assets [line items]
Financial assets	0.0	124.2
Treasury instruments | Amortized Cost | Credit risk | A
Disclosure of financial assets [line items]
Financial assets	320.7	0.0
Treasury instruments | Amortized Cost | Credit risk | A-
Disclosure of financial assets [line items]
Financial assets	60.9	0.0
Treasury instruments | Amortized Cost | Credit risk | BBB+
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Treasury instruments | Amortized Cost | Credit risk | Lower and unrated
Disclosure of financial assets [line items]
Financial assets	0.0	29.8
Treasury instruments (pledged) and assets held under agreements to sell (repledged)
Disclosure of financial assets [line items]
Financial assets	3,496.8	2,912.9
Treasury instruments (pledged) and assets held under agreements to sell (repledged) | Credit risk
Disclosure of financial assets [line items]
Financial assets	3,496.8	2,912.9
Treasury instruments (pledged) and assets held under agreements to sell (repledged) | Amortized Cost | Credit risk
Disclosure of financial assets [line items]
Financial assets	3,496.8	2,912.9
Treasury instruments (pledged) and assets held under agreements to sell (repledged) | Amortized Cost | Credit risk | AA and above
Disclosure of financial assets [line items]
Financial assets	54.9	2,136.1
Treasury instruments (pledged) and assets held under agreements to sell (repledged) | Amortized Cost | Credit risk | AA-
Disclosure of financial assets [line items]
Financial assets	75.0	218.2
Treasury instruments (pledged) and assets held under agreements to sell (repledged) | Amortized Cost | Credit risk | A+
Disclosure of financial assets [line items]
Financial assets	0.0	558.6
Treasury instruments (pledged) and assets held under agreements to sell (repledged) | Amortized Cost | Credit risk | A
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Treasury instruments (pledged) and assets held under agreements to sell (repledged) | Amortized Cost | Credit risk | A-
Disclosure of financial assets [line items]
Financial assets	721.2	0.0
Treasury instruments (pledged) and assets held under agreements to sell (repledged) | Amortized Cost | Credit risk | BBB+
Disclosure of financial assets [line items]
Financial assets	226.0	0.0
Treasury instruments (pledged) and assets held under agreements to sell (repledged) | Amortized Cost | Credit risk | Lower and unrated
Disclosure of financial assets [line items]
Financial assets	2,419.7	0.0
Fixed income securities
Disclosure of financial assets [line items]
Financial assets	98.4	87.7
Fixed income securities | Credit risk
Disclosure of financial assets [line items]
Financial assets	98.4	87.7
Fixed income securities | Amortized Cost | Credit risk
Disclosure of financial assets [line items]
Financial assets	0.5	0.0
Fixed income securities | Amortized Cost | Credit risk | AA and above
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Fixed income securities | Amortized Cost | Credit risk | AA-
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Fixed income securities | Amortized Cost | Credit risk | A+
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Fixed income securities | Amortized Cost | Credit risk | A
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Fixed income securities | Amortized Cost | Credit risk | A-
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Fixed income securities | Amortized Cost | Credit risk | BBB+
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Fixed income securities | Amortized Cost | Credit risk | Lower and unrated
Disclosure of financial assets [line items]
Financial assets	0.5	0.0
Equity instruments
Disclosure of financial assets [line items]
Financial assets	6,924.1	4,678.0
Equity instruments | Credit risk
Disclosure of financial assets [line items]
Financial assets	6,924.1	4,678.0
Equity instruments | Amortized Cost | Credit risk
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Equity instruments | Amortized Cost | Credit risk | AA and above
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Equity instruments | Amortized Cost | Credit risk | AA-
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Equity instruments | Amortized Cost | Credit risk | A+
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Equity instruments | Amortized Cost | Credit risk | A
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Equity instruments | Amortized Cost | Credit risk | A-
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Equity instruments | Amortized Cost | Credit risk | BBB+
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Equity instruments | Amortized Cost | Credit risk | Lower and unrated
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Derivative instruments
Disclosure of financial assets [line items]
Financial assets	2,340.3	1,163.5
Derivative instruments | Credit risk
Disclosure of financial assets [line items]
Financial assets	2,340.3	1,163.5
Derivative instruments | Amortized Cost | Credit risk
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Derivative instruments | Amortized Cost | Credit risk | AA and above
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Derivative instruments | Amortized Cost | Credit risk | AA-
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Derivative instruments | Amortized Cost | Credit risk | A+
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Derivative instruments | Amortized Cost | Credit risk | A
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Derivative instruments | Amortized Cost | Credit risk | A-
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Derivative instruments | Amortized Cost | Credit risk | BBB+
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Derivative instruments | Amortized Cost | Credit risk | Lower and unrated
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Stock borrowing | Credit risk
Disclosure of financial assets [line items]
Financial assets	2,858.2	1,781.7
Stock borrowing | Amortized Cost | Credit risk
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Stock borrowing | Amortized Cost | Credit risk | AA and above
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Stock borrowing | Amortized Cost | Credit risk | AA-
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Stock borrowing | Amortized Cost | Credit risk | A+
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Stock borrowing | Amortized Cost | Credit risk | A
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Stock borrowing | Amortized Cost | Credit risk | A-
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Stock borrowing | Amortized Cost | Credit risk | BBB+
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Stock borrowing | Amortized Cost | Credit risk | Lower and unrated
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Reverse repurchase agreements | Credit risk
Disclosure of financial assets [line items]
Financial assets	3,117.1	2,490.4
Reverse repurchase agreements | Amortized Cost | Credit risk
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Reverse repurchase agreements | Amortized Cost | Credit risk | AA and above
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Reverse repurchase agreements | Amortized Cost | Credit risk | AA-
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Reverse repurchase agreements | Amortized Cost | Credit risk | A+
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Reverse repurchase agreements | Amortized Cost | Credit risk | A
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Reverse repurchase agreements | Amortized Cost | Credit risk | A-
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Reverse repurchase agreements | Amortized Cost | Credit risk | BBB+
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Reverse repurchase agreements | Amortized Cost | Credit risk | Lower and unrated
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Amounts due from exchanges, clearing houses and other counterparties
Disclosure of financial assets [line items]
Financial assets	4,311.3	3,124.0
Amounts due from exchanges, clearing houses and other counterparties | Credit risk
Disclosure of financial assets [line items]
Financial assets	4,311.3	3,124.0
Amounts due from exchanges, clearing houses and other counterparties | Amortized Cost | Credit risk
Disclosure of financial assets [line items]
Financial assets	4,311.3	3,124.0
Amounts due from exchanges, clearing houses and other counterparties | Amortized Cost | Credit risk | AA and above
Disclosure of financial assets [line items]
Financial assets	449.0	116.7
Amounts due from exchanges, clearing houses and other counterparties | Amortized Cost | Credit risk | AA-
Disclosure of financial assets [line items]
Financial assets	2,406.5	1,726.5
Amounts due from exchanges, clearing houses and other counterparties | Amortized Cost | Credit risk | A+
Disclosure of financial assets [line items]
Financial assets	235.8	20.8
Amounts due from exchanges, clearing houses and other counterparties | Amortized Cost | Credit risk | A
Disclosure of financial assets [line items]
Financial assets	286.5	124.6
Amounts due from exchanges, clearing houses and other counterparties | Amortized Cost | Credit risk | A-
Disclosure of financial assets [line items]
Financial assets	490.0	599.2
Amounts due from exchanges, clearing houses and other counterparties | Amortized Cost | Credit risk | BBB+
Disclosure of financial assets [line items]
Financial assets	17.9	0.0
Amounts due from exchanges, clearing houses and other counterparties | Amortized Cost | Credit risk | Lower and unrated
Disclosure of financial assets [line items]
Financial assets	425.5	536.2
Amounts due from Prime Brokers
Disclosure of financial assets [line items]
Financial assets	313.9	101.5
Amounts due from Prime Brokers | Credit risk
Disclosure of financial assets [line items]
Financial assets	313.9	101.5
Amounts due from Prime Brokers | Amortized Cost | Credit risk
Disclosure of financial assets [line items]
Financial assets	313.9	101.5
Amounts due from Prime Brokers | Amortized Cost | Credit risk | AA and above
Disclosure of financial assets [line items]
Financial assets	0.0	4.6
Amounts due from Prime Brokers | Amortized Cost | Credit risk | AA-
Disclosure of financial assets [line items]
Financial assets	8.8	0.0
Amounts due from Prime Brokers | Amortized Cost | Credit risk | A+
Disclosure of financial assets [line items]
Financial assets	305.0	96.9
Amounts due from Prime Brokers | Amortized Cost | Credit risk | A
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Amounts due from Prime Brokers | Amortized Cost | Credit risk | A-
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Amounts due from Prime Brokers | Amortized Cost | Credit risk | BBB+
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Amounts due from Prime Brokers | Amortized Cost | Credit risk | Lower and unrated
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Amounts receivable from clients | Credit risk
Disclosure of financial assets [line items]
Financial assets	3,085.7	2,737.1
Amounts receivable from clients | Amortized Cost | Credit risk
Disclosure of financial assets [line items]
Financial assets	2,916.2	2,685.2
Amounts receivable from clients | Amortized Cost | Credit risk | AA and above
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Amounts receivable from clients | Amortized Cost | Credit risk | AA-
Disclosure of financial assets [line items]
Financial assets	14.5	0.0
Amounts receivable from clients | Amortized Cost | Credit risk | A+
Disclosure of financial assets [line items]
Financial assets	0.1	0.6
Amounts receivable from clients | Amortized Cost | Credit risk | A
Disclosure of financial assets [line items]
Financial assets	1.2	2.0
Amounts receivable from clients | Amortized Cost | Credit risk | A-
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Amounts receivable from clients | Amortized Cost | Credit risk | BBB+
Disclosure of financial assets [line items]
Financial assets	4.1	6.1
Amounts receivable from clients | Amortized Cost | Credit risk | Lower and unrated
Disclosure of financial assets [line items]
Financial assets	2,896.3	2,676.5
Settlement balances
Disclosure of financial assets [line items]
Financial assets	2,045.2	593.8
Settlement balances | Credit risk
Disclosure of financial assets [line items]
Financial assets	2,045.2	593.8
Settlement balances | Amortized Cost | Credit risk
Disclosure of financial assets [line items]
Financial assets	2,045.2	593.8
Settlement balances | Amortized Cost | Credit risk | AA and above
Disclosure of financial assets [line items]
Financial assets	73.6	0.0
Settlement balances | Amortized Cost | Credit risk | AA-
Disclosure of financial assets [line items]
Financial assets	480.0	21.1
Settlement balances | Amortized Cost | Credit risk | A+
Disclosure of financial assets [line items]
Financial assets	1,013.4	115.7
Settlement balances | Amortized Cost | Credit risk | A
Disclosure of financial assets [line items]
Financial assets	0.0	10.3
Settlement balances | Amortized Cost | Credit risk | A-
Disclosure of financial assets [line items]
Financial assets	172.3	6.7
Settlement balances | Amortized Cost | Credit risk | BBB+
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Settlement balances | Amortized Cost | Credit risk | Lower and unrated
Disclosure of financial assets [line items]
Financial assets	305.9	440.0
Trade debtors
Disclosure of financial assets [line items]
Financial assets	367.4	283.5
Trade debtors | Credit risk
Disclosure of financial assets [line items]
Financial assets	367.4	283.5
Trade debtors | Amortized Cost | Credit risk
Disclosure of financial assets [line items]
Financial assets	310.8	174.8
Trade debtors | Amortized Cost | Credit risk | AA and above
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Trade debtors | Amortized Cost | Credit risk | AA-
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Trade debtors | Amortized Cost | Credit risk | A+
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Trade debtors | Amortized Cost | Credit risk | A
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Trade debtors | Amortized Cost | Credit risk | A-
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Trade debtors | Amortized Cost | Credit risk | BBB+
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Trade debtors | Amortized Cost | Credit risk | Lower and unrated
Disclosure of financial assets [line items]
Financial assets	310.8	174.8
Default funds and deposits
Disclosure of financial assets [line items]
Financial assets	419.4	474.1
Default funds and deposits | Credit risk
Disclosure of financial assets [line items]
Financial assets	419.4	474.1
Default funds and deposits | Amortized Cost | Credit risk
Disclosure of financial assets [line items]
Financial assets	419.4	474.1
Default funds and deposits | Amortized Cost | Credit risk | AA and above
Disclosure of financial assets [line items]
Financial assets	12.0	54.0
Default funds and deposits | Amortized Cost | Credit risk | AA-
Disclosure of financial assets [line items]
Financial assets	294.2	336.1
Default funds and deposits | Amortized Cost | Credit risk | A+
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Default funds and deposits | Amortized Cost | Credit risk | A
Disclosure of financial assets [line items]
Financial assets	67.3	57.0
Default funds and deposits | Amortized Cost | Credit risk | A-
Disclosure of financial assets [line items]
Financial assets	42.8	16.3
Default funds and deposits | Amortized Cost | Credit risk | BBB+
Disclosure of financial assets [line items]
Financial assets	3.2	0.0
Default funds and deposits | Amortized Cost | Credit risk | Lower and unrated
Disclosure of financial assets [line items]
Financial assets	0.0	10.7
Loans receivable
Disclosure of financial assets [line items]
Financial assets	283.2	89.8
Loans receivable | Credit risk
Disclosure of financial assets [line items]
Financial assets	283.2	89.8
Loans receivable | Amortized Cost | Credit risk
Disclosure of financial assets [line items]
Financial assets	283.2	89.8
Loans receivable | Amortized Cost | Credit risk | AA and above
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Loans receivable | Amortized Cost | Credit risk | AA-
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Loans receivable | Amortized Cost | Credit risk | A+
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Loans receivable | Amortized Cost | Credit risk | A
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Loans receivable | Amortized Cost | Credit risk | A-
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Loans receivable | Amortized Cost | Credit risk | BBB+
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Loans receivable | Amortized Cost | Credit risk | Lower and unrated
Disclosure of financial assets [line items]
Financial assets	283.2	89.8
Other debtors
Disclosure of financial assets [line items]
Financial assets	49.8	63.0
Other debtors | Credit risk
Disclosure of financial assets [line items]
Financial assets	49.8	63.0
Other debtors | Amortized Cost | Credit risk
Disclosure of financial assets [line items]
Financial assets	49.8	63.0
Other debtors | Amortized Cost | Credit risk | AA and above
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Other debtors | Amortized Cost | Credit risk | AA-
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Other debtors | Amortized Cost | Credit risk | A+
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Other debtors | Amortized Cost | Credit risk | A
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Other debtors | Amortized Cost | Credit risk | A-
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Other debtors | Amortized Cost | Credit risk | BBB+
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Other debtors | Amortized Cost | Credit risk | Lower and unrated
Disclosure of financial assets [line items]
Financial assets	49.8	63.0
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	2,881.2	2,556.6
Cash and cash equivalents | Credit risk
Disclosure of financial assets [line items]
Financial assets	2,881.2	2,556.6
Cash and cash equivalents | Amortized Cost | Credit risk
Disclosure of financial assets [line items]
Financial assets	2,881.2	2,556.6
Cash and cash equivalents | Amortized Cost | Credit risk | AA and above
Disclosure of financial assets [line items]
Financial assets	20.6	304.7
Cash and cash equivalents | Amortized Cost | Credit risk | AA-
Disclosure of financial assets [line items]
Financial assets	330.9	156.4
Cash and cash equivalents | Amortized Cost | Credit risk | A+
Disclosure of financial assets [line items]
Financial assets	2,320.9	1,890.3
Cash and cash equivalents | Amortized Cost | Credit risk | A
Disclosure of financial assets [line items]
Financial assets	183.8	3.0
Cash and cash equivalents | Amortized Cost | Credit risk | A-
Disclosure of financial assets [line items]
Financial assets	1.6	180.0
Cash and cash equivalents | Amortized Cost | Credit risk | BBB+
Disclosure of financial assets [line items]
Financial assets	14.3	6.5
Cash and cash equivalents | Amortized Cost | Credit risk | Lower and unrated
Disclosure of financial assets [line items]
Financial assets	9.2	15.7
FVTPL
Disclosure of financial assets [line items]
Financial assets	15,562.3	10,390.1
FVTPL | Fair Value | Credit risk
Disclosure of financial assets [line items]
Financial assets	15,562.3	10,390.1
FVTPL | Investments
Disclosure of financial assets [line items]
Financial assets	3.0	0.0
FVTPL | Investments | Fair Value | Credit risk
Disclosure of financial assets [line items]
Financial assets	3.0	0.0
FVTPL | Treasury instruments
Disclosure of financial assets [line items]
Financial assets	8.3	29.7
FVTPL | Treasury instruments | Fair Value | Credit risk
Disclosure of financial assets [line items]
Financial assets	8.3	29.7
FVTPL | Treasury instruments (pledged) and assets held under agreements to sell (repledged)
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
FVTPL | Treasury instruments (pledged) and assets held under agreements to sell (repledged) | Fair Value | Credit risk
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
FVTPL | Fixed income securities
Disclosure of financial assets [line items]
Financial assets	97.9	87.7
FVTPL | Fixed income securities | Fair Value | Credit risk
Disclosure of financial assets [line items]
Financial assets	97.9	87.7
FVTPL | Equity instruments
Disclosure of financial assets [line items]
Financial assets	6,924.1	4,678.0
FVTPL | Equity instruments | Fair Value | Credit risk
Disclosure of financial assets [line items]
Financial assets	6,924.1	4,678.0
FVTPL | Derivative instruments
Disclosure of financial assets [line items]
Financial assets	2,327.6	1,162.0
FVTPL | Derivative instruments | Fair Value | Credit risk
Disclosure of financial assets [line items]
Financial assets	2,327.6	1,162.0
FVTPL | Stock borrowing | Fair Value | Credit risk
Disclosure of financial assets [line items]
Financial assets	2,858.2	1,781.7
FVTPL | Reverse repurchase agreements | Fair Value | Credit risk
Disclosure of financial assets [line items]
Financial assets	3,117.1	2,490.4
FVTPL | Amounts due from exchanges, clearing houses and other counterparties
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
FVTPL | Amounts due from exchanges, clearing houses and other counterparties | Fair Value | Credit risk
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
FVTPL | Amounts due from Prime Brokers
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
FVTPL | Amounts due from Prime Brokers | Fair Value | Credit risk
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
FVTPL | Amounts receivable from clients | Fair Value | Credit risk
Disclosure of financial assets [line items]
Financial assets	169.5	51.9
FVTPL | Settlement balances
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
FVTPL | Settlement balances | Fair Value | Credit risk
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
FVTPL | Trade debtors
Disclosure of financial assets [line items]
Financial assets	56.6	108.7
FVTPL | Trade debtors | Fair Value | Credit risk
Disclosure of financial assets [line items]
Financial assets	56.6	108.7
FVTPL | Default funds and deposits
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
FVTPL | Default funds and deposits | Fair Value | Credit risk
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
FVTPL | Loans receivable
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
FVTPL | Loans receivable | Fair Value | Credit risk
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
FVTPL | Other debtors
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
FVTPL | Other debtors | Fair Value | Credit risk
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
FVTPL | Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
FVTPL | Cash and cash equivalents | Fair Value | Credit risk
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
FVTOCI
Disclosure of financial assets [line items]
Financial assets	38.2	25.5
FVTOCI | Fair Value | Credit risk
Disclosure of financial assets [line items]
Financial assets	38.2	25.5
FVTOCI | Investments
Disclosure of financial assets [line items]
Financial assets	25.5	24.0
FVTOCI | Investments | Fair Value | Credit risk
Disclosure of financial assets [line items]
Financial assets	25.5	24.0
FVTOCI | Treasury instruments
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
FVTOCI | Treasury instruments | Fair Value | Credit risk
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
FVTOCI | Treasury instruments (pledged) and assets held under agreements to sell (repledged)
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
FVTOCI | Treasury instruments (pledged) and assets held under agreements to sell (repledged) | Fair Value | Credit risk
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
FVTOCI | Fixed income securities
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
FVTOCI | Fixed income securities | Fair Value | Credit risk
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
FVTOCI | Equity instruments
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
FVTOCI | Equity instruments | Fair Value | Credit risk
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
FVTOCI | Derivative instruments
Disclosure of financial assets [line items]
Financial assets	12.7	1.5
FVTOCI | Derivative instruments | Fair Value | Credit risk
Disclosure of financial assets [line items]
Financial assets	12.7	1.5
FVTOCI | Stock borrowing | Fair Value | Credit risk
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
FVTOCI | Reverse repurchase agreements | Fair Value | Credit risk
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
FVTOCI | Amounts due from exchanges, clearing houses and other counterparties
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
FVTOCI | Amounts due from exchanges, clearing houses and other counterparties | Fair Value | Credit risk
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
FVTOCI | Amounts due from Prime Brokers
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
FVTOCI | Amounts due from Prime Brokers | Fair Value | Credit risk
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
FVTOCI | Amounts receivable from clients | Fair Value | Credit risk
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
FVTOCI | Settlement balances
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
FVTOCI | Settlement balances | Fair Value | Credit risk
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
FVTOCI | Trade debtors
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
FVTOCI | Trade debtors | Fair Value | Credit risk
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
FVTOCI | Default funds and deposits
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
FVTOCI | Default funds and deposits | Fair Value | Credit risk
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
FVTOCI | Loans receivable
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
FVTOCI | Loans receivable | Fair Value | Credit risk
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
FVTOCI | Other debtors
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
FVTOCI | Other debtors | Fair Value | Credit risk
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
FVTOCI | Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
FVTOCI | Cash and cash equivalents | Fair Value | Credit risk
Disclosure of financial assets [line items]
Financial assets	$ 0.0	$ 0.0